Cover	Dec. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	001-40685
Entity Registrant Name	METALS ACQUISITION CORP.
Entity Central Index Key	0001853021
Entity Tax Identification Number	98-1589041
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	425 Houston Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	698-9901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary shares, $0.0001 par value, and one-third of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary shares, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	MTAL.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Shares of Class A ordinary shares included as part of the units
Trading Symbol	MTAL
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A ordinary shares at an exercise price of $11.50 [Member]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A ordinary shares at an exercise price of $11
Trading Symbol	MTAL WS
Security Exchange Name	NYSE